Issuance of Convertible Notes with Warrants (Details) (USD $)	Dec. 31, 2013	Mar. 15, 2013	Feb. 26, 2013
Issuance of Convertible Notes with Warrants
Company entered into two (2) 12% convertible notes payable		$ 0	$ 350,000
Company cancelled a prior convertible note and entered into a 12% convertible note payable of		220,438	0
Payees have the option to convert the outstanding notes and interest due into the Company's common shares	$ 0.25	$ 0.25	$ 0
Company granted to the Payees a warrant to purchase common shares	1,400,000	881,753	0
exercisable per share	$ 0.25	$ 0.25	$ 0
The relative fair value of these warrants granted, estimated on the date of grant		98,095	110,425
After allocation of proceeds		0	110,425
warrants as a discount to the Convertible Note		0	113,925
additional paid-in capital and debit amt		0	113,925
The amortization of the discount and beneficial conversion feature amounted		$ 122,343	$ 0